Repurchase Agreement Borrowings Repurchase Agreement Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Transfers of Certain Financial Assets Accounted for as Secured Borrowings [Abstract]
Schedule of Assets and Associated Liabilities Accounted for as Secured Borrowings [Table Text Block]
The following table presents the carrying value of Park's repurchase agreements by remaining contractual maturity and collateral pledged at December 31, 2017 and December 31, 2016:

	December 31, 2017
(In thousands)	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
U.S. government and agency securities	$182,185	$—	$—	$1,104	$183,289

	December 31, 2016
(In thousands)	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
U.S. government and agency securities	$208,691	$—	$—	$301,104	$509,795